OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Schedule of Other Payables and Accrued Expenses
	December 31,
	2016	2015

Accrued expenses and other	$8,330	$6,769
Subcontractors accrual	2,081	2,532
Accrued taxes	4,108	2,006

	$14,519	$11,307